FFTW FUNDS, INC.

Advisor Class

     Supplement dated February 21, 2007
to
the Prospectus dated April 30, 2006, as amended June 12, 2006, and supplemented December 19,
2006

Change in Ownership of Investment Adviser and Sub-Adviser

On December 15, 2006, Fischer Francis Trees & Watts, Inc. (the “Adviser”), a wholly-owned subsidiary of Charter Atlantic Corporation (“CAC”), and Fischer Francis Trees & Watts (the “Sub-Adviser” or “FFTW UK”), an affiliate of the Adviser, were acquired by the BNP Paribas group (“Transaction”).

On August 2, 2006, legal agreements between the employee shareholders of CAC and the BNP Paribas Group were executed pursuant to which the Adviser’s equity ownership would be restructured through the BNP Paribas Group’s purchase of the existing employee shareholders’ equity and the Adviser would become a wholly-owned, independent operating subsidiary of BNP Paribas.

On August 28, 2006, the Board of Directors of the Fund approved new Advisory Agreements with the Adviser and Sub-Adviser, effective upon the closing date of the Transaction. Shareholders of each of the Portfolios of the Fund, except for Worldwide Core Portfolio, approved the new Advisory Agreements at a shareholding meeting held October 17 and at adjourned shareholder meetings held November 10 and December 4, 2006. There are no changes in the fees payable to the Adviser or the Sub-Adviser under the new agreements.

The paragraph on page 21 of the Prospectus entitled “Investment Adviser” is revised by adding the following before the last sentence in the paragraph:

Charter Atlantic Corporation (“CAC”) is owned by BNP Paribas, which is a publicly owned limited liability company banking corporation organized under the laws of the Republic of France. On December 15, 2006, BNP Paribas group (“BNP”), which previously held a 24.9% interest in CAC, purchased the remaining voting shares of CAC from its employee shareholders. As a result, FFTW became an indirectly wholly-owned, operating subsidiary of BNP Paribas.

The paragraph on page 22 of the Prospectus entitled “Investment Sub-Adviser” is revised by adding the following after the last sentence of the paragraph:

Charter Atlantic Corporation (“CAC”) is owned by BNP Paribas, which is a publicly owned limited liability company banking corporation organized under the laws of the Republic of France. On December 15, 2006, BNP Paribas group (“BNP”), which previously held a 24.9% interest in CAC, purchased the remaining voting shares of CAC from its employee shareholders.

Investors should retain this supplement for future reference.

FFTW FUNDS, INC.

Investor Class

     Supplement dated February 21, 2007
to
the Prospectus dated April 30, 2006, as amended June 12, 2006, and supplemented December 19,
2006

Change in Ownership of Investment Adviser and Sub-Adviser

On December 15, 2006, Fischer Francis Trees & Watts, Inc. (the “Adviser”), a wholly-owned subsidiary of Charter Atlantic Corporation (“CAC”), and Fischer Francis Trees & Watts (the “Sub-Adviser” or “FFTW UK”), an affiliate of the Adviser, were acquired by the BNP Paribas group (“Transaction”).

On August 2, 2006, legal agreements between the employee shareholders of CAC and the BNP Paribas Group were executed pursuant to which the Adviser’s equity ownership would be restructured through the BNP Paribas Group’s purchase of the existing employee shareholders’ equity and the Adviser would become a wholly-owned, independent operating subsidiary of BNP Paribas.

On August 28, 2006, the Board of Directors of the Fund approved new Advisory Agreements with the Adviser and Sub-Adviser, effective upon the closing date of the Transaction. Shareholders of each of the Portfolios of the Fund, except for Worldwide Core Portfolio, approved the new Advisory Agreements at a shareholding meeting held October 17 and at adjourned shareholder meetings held November 10 and December 4, 2006. There are no changes in the fees payable to the Adviser or the Sub-Adviser under the new agreements.

The paragraph on page 21 of the Prospectus entitled “Investment Adviser” is revised by adding the following before the last sentence in the paragraph:

Charter Atlantic Corporation (“CAC”) is owned by BNP Paribas, which is a publicly owned limited liability company banking corporation organized under the laws of the Republic of France. On December 15, 2006, BNP Paribas group (“BNP”), which previously held a 24.9% interest in CAC, purchased the remaining voting shares of CAC from its employee shareholders. As a result, FFTW became an indirectly wholly-owned, operating subsidiary of BNP Paribas.

The paragraph on page 21 of the Prospectus entitled “Investment Sub-Adviser” is revised by adding the following after the last sentence of the paragraph:

Charter Atlantic Corporation (“CAC”) is owned by BNP Paribas, which is a publicly owned limited liability company banking corporation organized under the laws of the Republic of France. On December 15, 2006, BNP Paribas group (“BNP”), which previously held a 24.9% interest in CAC, purchased the remaining voting shares of CAC from its employee shareholders.

Investors should retain this supplement for future reference.

Advisory Class
Investor Class

     Supplement dated February 21, 2007
to
the Statement of Additional Information dated April 30, 2006, as amended May 3, 2006, and supplemented December 19, 2006

Change in Ownership of Investment Adviser and Sub-Adviser

On December 15, 2006, Fischer Francis Trees & Watts, Inc. (the “Adviser”), a wholly-owned subsidiary of Charter Atlantic Corporation (“CAC”), and Fischer Francis Trees & Watts (the “Sub-Adviser” or “FFTW UK”), an affiliate of the Adviser, were acquired by the BNP Paribas group (“Transaction”).

On August 2, 2006, legal agreements between the employee shareholders of CAC and the BNP Paribas Group were executed pursuant to which the Adviser’s equity ownership would be restructured through the BNP Paribas Group’s purchase of the existing employee shareholders’ equity and the Adviser would become a wholly-owned, independent operating subsidiary of BNP Paribas.

On August 28, 2006, the Board of Directors of the Fund approved new Advisory Agreements with the Adviser and Sub-Adviser, effective upon the closing date of the Transaction. Shareholders of each of the Portfolios of the Fund, except for Worldwide Core Portfolio, approved the new Advisory Agreements at a shareholding meeting held October 17 and at adjourned shareholder meetings held November 10 and December 4, 2006. There are no changes in the fees payable to the Adviser or the Sub-Adviser under the new agreements.

Investors should retain this supplement for future reference.